ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Electric Energy Transmission Concession (Details)	12 Months Ended
Dec. 31, 2022 km
Basic Network Transmission
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	20,067
Electric power transmission lines, Percentage	100.00%
Basic Network Transmission One
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	19,251
Electric power transmission lines, Percentage	100.00%
Basic Network Transmission Two
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	9,253
Electric power transmission lines, Percentage	100.00%
Basic Network Transmission Three
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	26,803
Electric power transmission lines, Percentage	100.00%
Interligao Eltrica do Madeira S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	4,769
Electric power transmission lines, Percentage	25.00%
LT Xingu/Estreito e Estaes Conversoras junto s respectivas subestaes
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	4,152
Electric power transmission lines, Percentage	25.00%
LT Coletora Porto Velho / Araraquara II, at 600 KV
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	4,859
Electric power transmission lines, Percentage	25.00%
LT Xingu/Estreito
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	2,092
Electric power transmission lines, Percentage	25.00%
LT Jauru Porto Velho
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	979
Electric power transmission lines, Percentage	100.00%
LT Chapadao
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	708
Electric power transmission lines, Percentage	49.00%
LT Serra da Mesa - Niquelandia - Barro Alto
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	187
Electric power transmission lines, Percentage	100.00%
LT Braslia Leste
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	163
Electric power transmission lines, Percentage	39.00%
LT Nova Santa Rita - Camaqua 3; Lt Camaqua 3 - Quinta; LT Salto Santiago - Ita; LT Ita - Nova Santa Rita
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	785
Electric power transmission lines, Percentage	100.00%
LT Lechuga/Equador/Boa Vista e subestaes associadas
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	715
Electric power transmission lines, Percentage	49.00%
LT Ibiuna - Bateias
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	664
Electric power transmission lines, Percentage	100.00%
LT Teresina II - Sobral - Fortaleza
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	546
Electric power transmission lines, Percentage	49.00%
LT 2 Porto Velho - Abuna - Rio Branco - C2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	488
Electric power transmission lines, Percentage	100.00%
LT Barreiras II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	953
Electric power transmission lines, Percentage	25.00%
LT Nova Santa Rita - Povo Novo; LT Povo Novo - Marmeleiro; LT Marmeleiro - Santa Vitoria do Palmar, Seccionamento da LT Camaqua 3
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	1,928
Electric power transmission lines, Percentage	100.00%
LT Salto Santiago - Ivaipora - Cascavel Oeste
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	372
Electric power transmission lines, Percentage	100.00%
LT Campos Novos - Blumenau C2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	2,240
Electric power transmission lines, Percentage	100.00%
LT Simplcio - Rocha Leo
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	264
Electric power transmission lines, Percentage	100.00%
LT Presidente Medice - Santa Cruz
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	237
Electric power transmission lines, Percentage	100.00%
LT Santo Angelo- Macambara; Lt Pinhalzinho-Foz do Chapeco; LT Pinhalzinho-Foz do Chapeco C2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	273
Electric power transmission lines, Percentage	100.00%
LT Luis Gonzaga - Garanhuns
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	633
Electric power transmission lines, Percentage	49.00%
LT Milagres - Taua
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	208
Electric power transmission lines, Percentage	100.00%
LT Rio Verde
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	479
Electric power transmission lines, Percentage	49.00%
LT Ceara-Mirim II - Campina Grande III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	210
Electric power transmission lines, Percentage	100.00%
LT Bom Despacho 3 - Ouro Preto 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	180
Electric power transmission lines, Percentage	100.00%
LT Eunpolis - Teixeira de Freitas II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	145
Electric power transmission lines, Percentage	100.00%
LT Eunapolis - Teixeira de Freitas II - 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	145
Electric power transmission lines, Percentage	100.00%
LT Paraso - Au II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	123
Electric power transmission lines, Percentage	100.00%
LT Milagres - Coremas
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	120
Electric power transmission lines, Percentage	100.00%
LT Bom Jesus da Lapa II - Igapora II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	115
Electric power transmission lines, Percentage	100.00%
LT Nossa Senhora do Socorro - Penedo
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	110
Electric power transmission lines, Percentage	100.00%
LT Ibicoara - Brumado
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	95
Electric power transmission lines, Percentage	100.00%
LT Acarau II- Sobral III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	91
Electric power transmission lines, Percentage	100.00%
LT Campos - Macae 3
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	90
Electric power transmission lines, Percentage	100.00%
LT C. Mirim II - Joao Camara II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	311
Electric power transmission lines, Percentage	100.00%
LT Paraiso - Lagoa Nova II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	316
Electric power transmission lines, Percentage	100.00%
LT Ceara-Mirim II- Joao Camara III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	286
Electric power transmission lines, Percentage	100.00%
LT Teresina II - Teresina III
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	46
Electric power transmission lines, Percentage	100.00%
LT Pirapama II - Suape II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	49
Electric power transmission lines, Percentage	100.00%
Lt Marimbondo II - Assis
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	298
Electric power transmission lines, Percentage	49.00%
LT Mesquita - Viana 2; LT Viana 2 - Viana
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	270
Electric power transmission lines, Percentage	49.00%
LT Campos Novos (SC) - Nova Santa Rita
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	257
Electric power transmission lines, Percentage	100.00%
LT Manso - Nobres; LT Manso - Nobres
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	136
Electric power transmission lines, Percentage	100.00%
LT Paulo Afonso III - Zebu II; LT Pau Ferro - Santa Rita II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	96
Electric power transmission lines, Percentage	100.00%
SPE Madeira Energia S.A . (1) (2)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	95
Electric power transmission lines, Percentage	43.00%
LT Ribeiro Goncalves - Balsas
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	95
Electric power transmission lines, Percentage	100.00%
LT Mascarenhas - Linhares
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	95
Electric power transmission lines, Percentage	100.00%
LT Batalha - Paracatu
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	85
Electric power transmission lines, Percentage	100.00%
LT Tijuco Preto - Itapeti - Nordeste
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	71
Electric power transmission lines, Percentage	100.00%
LT Barro Alto - Itapaci
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	69
Electric power transmission lines, Percentage	50.00%
SPE Brasil Ventos Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	69
Electric power transmission lines, Percentage	100.00%
LT Casa Nova II - Sobradinho
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	67
Electric power transmission lines, Percentage	100.00%
SPE Serra do Faco Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	66
Electric power transmission lines, Percentage	49.00%
LT Paraso - Lagoa Nova II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	65
Electric power transmission lines, Percentage	100.00%
LT Morro do Chapu II - Irec
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	64
Electric power transmission lines, Percentage	100.00%
LT Igapor II - Igapor III; LT Igapor III - Pinda II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	60
Electric power transmission lines, Percentage	100.00%
LT Candiota / Melo LT Presidente Mdici
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	60
Electric power transmission lines, Percentage	100.00%
LT Xavantes-Pirineus
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	50
Electric power transmission lines, Percentage	100.00%
Retiro Baixo Energtica S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	45
Electric power transmission lines, Percentage	49.00%
LT Jardim - Nossa Senhora do Socorro; LT Messias - Macei II
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	41
Electric power transmission lines, Percentage	100.00%
SPE Empresa de Energia So Manoel
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	20
Electric power transmission lines, Percentage	40.00%
SPE Empresa de Energia So Manoel
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	40
Electric power transmission lines, Percentage	33.00%
LT Monte Claro - Garibaldi
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	37
Electric power transmission lines, Percentage	100.00%
LT So Lus 2 - So Lus 3
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	36
Electric power transmission lines, Percentage	100.00%
LT So Luiz II - So Luiz III (3)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	34
Electric power transmission lines, Percentage	100.00%
LT Lechuga - Jorge Teixeira, C3
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	30
Electric power transmission lines, Percentage	100.00%
LT Jorge Teixeira - Lechuga (ex-Cariri)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	30
Electric power transmission lines, Percentage	100.00%
LT Cerro Chato - Livramento 2
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	25
Electric power transmission lines, Percentage	100.00%
LT Coletora Porto Velho - Porto Velho - C1 and C2 - 230kV
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	22
Electric power transmission lines, Percentage	100.00%
SPE Teles Pires Participaes
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	19
Electric power transmission lines, Percentage	24.00%
SPE Teles Pires Participaes
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	6
Electric power transmission lines, Percentage	40.00%
LT Marab - Itacaiunas; LT Itacaiunas - Colinas; LT Itacaiunas - Carajs
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers)	3
Electric power transmission lines, Percentage	15.00%
SPE Caldas Novas Transmisso S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	50.00%
SPE Interligao Eltrica do Madeira S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	25.00%
SE Camaari IV - 500/230 kV
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	100.00%
SE Arapiraca III - 230/69 kv
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	100.00%
SE Pole 230/69 kV
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	100.00%
SE Mirueira II 230/69 kV; SE Jaboato II 230/69 kV
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	100.00%
SE GPEXPAN
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	100.00%
SE Miranda II - 500/230 kV (450 MVA)
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	100.00%
Rectifier Station No. 01 AC/DC - 500/600 kV - 3150 MW - Inverter Station No. 01 DC/AC 600/500 kV - 2950 MW
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Electric power transmission lines, Percentage	100.00%